Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions
Schedule of key management personnel compensation
	Three months
	ended March 31,
	2023	2022
Salaries and bonus	$100,000	$300,000
Short-term employee benefits	492	584
Stock-based compensation	37,096	62,267
	$137,588	$362,851